Consolidated Income Statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 31,927	$ 28,632
Cost of sales	(13,702)	(12,602)
Gross profit	18,225	16,029
Distribution expenses	(3,419)	(2,968)
Sales and marketing expenses	(4,101)	(3,582)
Administrative expenses	(2,397)	(2,262)
Other operating income/(expenses)	369	383
Exceptional expenses above profit from operations	14	(94)
Profit from operations	8,691	7,506
Finance expense	(2,462)	(2,378)
Finance income	2,388	700
Net finance income/(expense)	(74)	(1,678)
Share of results of associates	148	135
Exceptional share of results of associates	0	9
Profit before tax	8,765	5,972
Income tax expense	(1,704)	(1,404)
Profit of the period	7,061	4,568
Profit of the period attributable to:
Equity holders of AB InBev	6,314	3,824
Non-controlling interest	$ 747	$ 744
Basic earnings per share	$ 3.2	$ 1.92
Diluted earnings per share	$ 3.14	$ 1.89